Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Time Deposits [Line Items]
Time certificates of deposit and other time deposits issued by domestic and foreign offices	$ 107,891	$ 98,500
Time Deposits, Fiscal Year Maturity [Abstract]
2017	85,427
2018	9,584
2019	3,742
2020	2,504
2021	2,149
Thereafter	4,485
Total	107,891	98,500
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	548	523
Geographic Distribution, Domestic [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	46,654	48,900
Time Deposits, $250,000 or more	42,000	43,000
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	15,000
After three months through six months	15,863
After six months through twelve months	12,218
After twelve months	3,573
Geographic Distribution, Foreign [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	11,600	9,500
Time Deposits, $250,000 or more	$ 11,600	$ 9,500